Shareholder Report, Average Annual Return (Details) 190839_Brown Advisory Mortgage Securities Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	4.78%	0.48%	1.61%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Mortgage Backed Securities Index
Average Annual Return, Percent	5.21%	0.50%	1.38%